CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	General Partner	Limited Partners
PARTNERS' CAPITAL at Dec. 31, 2009	$ 275,762,918	$ 2,846,697	$ 272,916,221
PARTNERS' CAPITAL (in units) at Dec. 31, 2009	229,150,870
Increase (Decrease) in Partners' Capital
Additions	136,412,045	774,999	135,637,046
Additions (in units)	128,395,779
Net income / (loss)	8,330,442	83,654	8,246,788
Redemptions	(45,109,692)		(45,109,692)
Redemptions (in units)	(40,167,145)
PARTNERS' CAPITAL at Dec. 31, 2010	375,395,713	3,705,350	371,690,363
PARTNERS' CAPITAL (in units) at Dec. 31, 2010	317,379,504
Increase (Decrease) in Partners' Capital
Additions	93,030,629	299,999	92,730,630
Additions (in units)	86,726,971
Net income / (loss)	(17,192,390)	(169,142)	(17,023,248)
Redemptions	(55,423,986)		(55,423,986)
Redemptions (in units)	(50,243,572)
PARTNERS' CAPITAL at Dec. 31, 2011	395,809,966	3,836,207	391,973,759
PARTNERS' CAPITAL (in units) at Dec. 31, 2011	353,862,903
Increase (Decrease) in Partners' Capital
Additions	21,856,486	150,000	21,706,486
Additions (in units)	21,271,313
Net income / (loss)	(30,831,220)	(349,504)	(30,481,716)
Redemptions	(125,172,264)		(125,172,264)
Redemptions (in units)	(120,929,763)
PARTNERS' CAPITAL at Dec. 31, 2012	$ 261,662,968	$ 3,636,703	$ 258,026,265
PARTNERS' CAPITAL (in units) at Dec. 31, 2012	254,204,453